Stock Options and Warrants - Schedule of Options Issued and Outstanding (Details) - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Schedule of Options Issued and Outstanding [Abstract]
Number of Underlying Shares, Outstanding balance	258,710	258,710
Weighted-Average Exercise Price Per Share, Outstanding balance	$ 27.9	$ 27.9
Weighted-Average Contractual Life Remaining in Years, Outstanding balance	6 years 8 months 26 days	5 years 8 months 26 days
Aggregate Intrinsic Value, Outstanding balance
Number of Underlying Shares, Exercisable		258,710
Weighted-Average Exercise Price Per Share, Exercisable		$ 27.9
Weighted-Average Contractual Life Remaining in Years, Exercisable		5 years 8 months 26 days
Aggregate Intrinsic Value, Exercisable
Number of Underlying Shares, Vested and expected to vest		258,710
Weighted-Average Exercise Price Per Share, Vested and expected to vest		$ 27.9
Weighted-Average Contractual Life Remaining in Years, Vested and expected to vest		5 years 8 months 26 days
Aggregate Intrinsic Value, Vested and expected to vest
Number of Underlying Shares, Granted
Weighted-Average Exercise Price Per Share, Granted
Aggregate Intrinsic Value, Granted
Number of Underlying Shares, Forfeited
Weighted-Average Exercise Price Per Share, Forfeited
Aggregate Intrinsic Value, Forfeited